UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: P.O. Box 4209
         Hopkins, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-807-5095

Signature, Place, and Date of Signing:

  /s/ Maressia Twele     Hopkins, MN     July 21, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $128,619 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      256     4003 SH       SOLE                     1050        0     2953
CLAYMORE EXCHANGE-TRADED FD    ALPH SHS CHINA   18385P101      630    26825 SH       SOLE                    26600        0      225
DELAWARE INV MN MUN INC FD I   COM              24610V103      154    11860 SH       SOLE                        0        0    11860
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      417    15000 SH       SOLE                    15000        0        0
ISHARES TR                     HIGH YLD CORP    464288513    11681   137591 SH       SOLE                   120200        0    17391
ISHARES TR                     RSSL MCRCP IDX   464288869     2653    67776 SH       SOLE                    26860        0    40916
ISHARES TR                     S&P DEV EX-US    464288422      660    24417 SH       SOLE                    22000        0     2417
ISHARES TR                     S&P NTL AMTFREE  464288414      719     6907 SH       SOLE                        0        0     6907
ISHARES TR                     US PFD STK IDX   464288687     3517    94890 SH       SOLE                    72220        0    22670
ISHARES TR INDEX               BARCLY USAGG B   464287226    14497   135172 SH       SOLE                   129150        0     6022
ISHARES TR INDEX               BARCLYS 1-3 YR   464287457      496     5900 SH       SOLE                     5900        0        0
ISHARES TR INDEX               BARCLYS 7-10 YR  464287440     4466    46682 SH       SOLE                    38173        0     8509
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     9812    91776 SH       SOLE                    82810        0     8966
ISHARES TR INDEX               COHEN&ST RLTY    464287564     4158    75724 SH       SOLE                    67600        0     8124
ISHARES TR INDEX               DJ SEL DIV INX   464287168     8687   204729 SH       SOLE                   162215        0    42514
ISHARES TR INDEX               FTSE XNHUA IDX   464287184     1063    27157 SH       SOLE                      867        0    26290
ISHARES TR INDEX               IBOXX INV CPBD   464287242    10717    98812 SH       SOLE                    82441        0    16371
ISHARES TR INDEX               MSCI EAFE IDX    464287465     3479    74805 SH       SOLE                    57100        0    17705
ISHARES TR INDEX               MSCI EMERG MKT   464287234     2824    75668 SH       SOLE                    42990        0    32678
ISHARES TR INDEX               RUSL 2000 VALU   464287630      540     9473 SH       SOLE                        0        0     9473
ISHARES TR INDEX               RUSSELL1000GRW   464287614     2882    62880 SH       SOLE                    56360        0     6520
ISHARES TR INDEX               RUSSELL1000VAL   464287598     2945    54322 SH       SOLE                    47570        0     6752
ISHARES TR INDEX               S&P 500 INDEX    464287200     3205    30976 SH       SOLE                     2561        0    28415
ISHARES TR INDEX               S&P MIDCAP 400   464287507     5342    75111 SH       SOLE                    59100        0    16011
ISHARES TR INDEX               S&P SMLCAP 600   464287804     4968    91763 SH       SOLE                    76500        0    15263
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     2085    79685 SH       SOLE                    46892        0    32793
NFJ DIVID INT & PREM STRTGY    COM SHS          65337H109      371    26858 SH       SOLE                        0        0    26858
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100      878    39200 SH       SOLE                    39200        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     2547    47395 SH       SOLE                    46505        0      890
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     3962    48685 SH       SOLE                    45900        0     2785
VANGUARD INDEX FDS             GROWTH ETF       922908736     1370    28165 SH       SOLE                    25100        0     3065
VANGUARD INDEX FDS             MID CAP ETF      922908629     3365    57345 SH       SOLE                    53700        0     3645
VANGUARD INDEX FDS             SMALL CP ETF     922908751      945    16701 SH       SOLE                    14500        0     2201
VANGUARD INDEX FDS             VALUE ETF        922908744      774    17335 SH       SOLE                    15300        0     2035
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     3151    82940 SH       SOLE                    74800        0     8140
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     4251   145392 SH       SOLE                   137850        0     7542
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     3281    83617 SH       SOLE                    79950        0     3667
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422      871    38300 SH       SOLE                    38300        0        0